Related Party Transactions	9 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 — RELATED PARTY TRANSACTIONS

Sponsor Shares

On April 12, 2021, the Company’s sponsor, Abri Ventures I, LLC (the “Sponsor”) purchased 1,437,500 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000.

Private Units

On August 12, 2021, our Sponsor purchased an aggregate of 276,250 Private Units in a private placement that closed simultaneously with the closing of Initial Public Offering. The Private Units are comprised of one share of common stock and one redeemable warrant, each exercisable to purchase one share of common stock at $11.50 per share and are otherwise identical to the public warrants in the Initial Public Offering.

On August 23, 2021, simultaneously with the sale of the Additional Units, the Company consummated the sale of an additional 18,348 Additional Private Units, generating additional gross proceeds of $183,480.

All of the proceeds we received from this private placement of units were added to the proceeds from the Initial Public Offering to pay for the expenses of the Initial Public Offering and to be held in the Trust Account. If we do not complete our Initial Business Combination within 12 months from the closing of this Initial Public Offering (or up to 18 months), the proceeds of the sale of the Private Units will be used to fund the redemption of our public shares (subject to the requirements of applicable law) and the Private Units and underlying warrants will be worthless.

Promissory Note — Related Party

On April 20, 2021, the Company entered a promissory note with its Sponsor for principal amount received of $300,000 to be used for a portion of the expenses of the Initial Public Offering. The note was non-interest bearing, unsecured and payable on the earlier of: (i) December 31, 2021 or (ii) the date on which the Company consummated the Initial Public Offering. As of December 31, 2021, there was a zero balance outstanding under the note.

Administrative and Support Services

The Company entered into an administrative services agreement pursuant to which the Company will pay the Sponsor a total of $10,000 per month for office space, administrative and support services, which the Company records as operating expense on its statements of operations. Upon the completion of the Initial Business Combination or our liquidation, the Company will cease paying these monthly fees.